Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

Note 11. Related Party Transactions

Transaction Fee Agreement

Holdings was a party to a Transaction Fee Agreement, dated August 23, 2010, which required Holdings to pay a fee to Apollo equal to 2% of the total equity contributed to Holdings, as defined in the agreement, in exchange for consulting and advisory services provided by Apollo.  In October 2012, Apollo assigned its rights and obligations under the Transaction Fee Agreement to an affiliate, Apollo Global Securities, LLC.  Upon the consummation of Athlon’s IPO, Holdings terminated the Transaction Fee Agreement.  Since Holdings’ inception through the termination of the Transaction Fee Agreement, it incurred transaction fees under the Transaction Fee Agreement of approximately $7.5 million in total.

Services Agreement

Holdings was a party to a Services Agreement, dated August 23, 2010, which required Holdings to compensate Apollo for consulting and advisory services equal to the higher of (i) 1% of earnings before interest, income taxes, DD&A, and exploration expense per quarter and (ii) $62,500 per quarter (the “Advisory Fee”); provided, however, that such Advisory Fee for any calendar year shall not exceed $500,000.  The Services Agreement also provided for reimbursement to Apollo for any reasonable out-of-pocket expenses incurred while performing services under the Services Agreement.  During the nine months ended September 30, 2013 and 2012, Holdings incurred approximately $500,000 and $493,000, respectively, of Advisory Fees.  All fees incurred under the Services Agreement are included in “General and administrative expenses” in the accompanying Consolidated Statements of Operations.

Upon the consummation of Athlon’s IPO, Holdings terminated the Services Agreement and, in connection with the termination, Holdings paid $2.4 million (plus $132,000 of unreimbursed fees) to Apollo.  Such payment corresponded to the present value as of the date of termination of the aggregate annual fees that would have been payable during the remainder of the term of the Services Agreement (assuming a term ending on August 23, 2020).  Under the Services Agreement, Holdings also agreed to indemnify Apollo and its affiliates and their respective limited partners, general partners, directors, members, officers, managers, employees, agents, advisors, their directors, officers, and representatives for potential losses relating to the services contemplated under the Services Agreement.

Participation of Apollo Global Securities, LLC in Senior Notes Offering and IPO

Apollo Global Securities, LLC is an affiliate of the Apollo Funds and received a portion of the gross spread as an initial purchaser of the Notes of $0.5 million.  Apollo Global Securities, LLC was also an underwriter in Athlon’s IPO and received a portion of the discounts and commissions paid to the underwriters in the IPO of approximately $0.9 million.

Distribution

Holdings used a portion of the net proceeds from the Notes to make a distribution to its Class A limited partners, including the Apollo Funds and its management team and employees.  The Apollo Funds received approximately $73 million of the distribution and the remaining Class A limited partners received approximately $2 million, in the aggregate.

Exchange Agreement

Upon the consummation of its IPO, Athlon entered into an exchange agreement with certain members of its management team and employees who hold New Holdings Units after the closing of the IPO.  Under the exchange agreement, each such holder (and certain permitted transferees thereof) may, under certain circumstances after the date of the closing of the IPO (subject to the terms of the exchange agreement), exchange their New Holdings Units for shares of Athlon’s common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, and reclassifications.  As a holder exchanges its New Holdings Units, Athlon’s interest in Holdings will be correspondingly increased.

Tax Receivable Agreement

Upon the consummation of its IPO, Athlon entered into a tax receivable agreement with certain members of its management team and employees who hold New Holdings Units after the closing of the IPO that provides for the payment from time to time by Athlon to such unitholders of Holdings of 85% of the amount of the benefits, if any, that Athlon is deemed to realize as a result of increases in tax basis and certain other tax benefits related to exchanges of New Holdings Units pursuant to the exchange agreement, including tax benefits attributable to payments under the tax receivable agreement.  These payment obligations are obligations of Athlon and not of Holdings.  For purposes of the tax receivable agreement, the benefit deemed realized by Athlon will be computed by comparing its actual income tax liability (calculated with certain assumptions) to the amount of such taxes that Athlon would have been required to pay had there been no increase to the tax basis of the assets of Holdings as a result of the exchanges and had Athlon not entered into the tax receivable agreement.

The step-up in basis will depend on the fair value of the New Holdings Units at conversion.  There is no intent of the holders of New Holdings Units to exchange their units for shares of Athlon’s common stock in the foreseeable future.  In addition, Athlon does not expect to be in a tax paying position before 2019.  Therefore, Athlon cannot presently estimate what the benefit or payments under the tax receivable agreement will be on a factually supportable basis, and accordingly not recognized as a liability.

Note 10. Related Party Transactions

Transaction Fee Agreement

        Athlon is a party to a Transaction Fee Agreement, dated August 23, 2010, which requires Athlon to pay a fee to Apollo equal to 2% of the total equity contributed to Athlon, as defined in the agreement, in exchange for consulting and advisory services provided by Apollo. In October 2012, Apollo assigned its rights and obligations under the Transaction Fee Agreement to Apollo Global Securities, LLC. In December 2012, Athlon incurred a transaction fee payable to Apollo Global Securities, LLC of $0.8 million related to a $40 million capital contribution received from Apollo. Upon the closing of the SandRidge acquisition in January 2011, Athlon SG incurred a transaction fee payable to Apollo of approximately $2.3 million. Upon the closing of the Element acquisition in October 2011, Athlon FE incurred a transaction fee payable to Apollo of approximately $4.3 million. All transaction fees incurred under the Transaction Fee Agreement are included in "Acquisition costs" in the accompanying Consolidated Statements of Operations during the period incurred.

Services Agreement

        Athlon is also a party to a Services Agreement, dated August 23, 2010, which requires Athlon to further compensate Apollo for consulting and advisory services equal to a minimum of $62,500 per quarter or 1% of net income before interest, income taxes, and DD&A, not to exceed $500,000 in any calendar year. The Services Agreement also provides for reimbursement to Apollo for any reasonable out-of-pocket expenses incurred while performing under the Services Agreement. During 2012 and 2011, Athlon incurred approximately $493 thousand and $411 thousand, respectively, of fees under the Services Agreement, which is included in "General and administrative expenses" in the accompanying Consolidated Statements of Operations.